Note 5 - Short-term bank deposits	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK DEPOSITS
SHORT-TERM BANK DEPOSITS

5.                  SHORT-TERM BANK DEPOSITS

	As of December 31
	2010	2011

Unrestricted short-term bank deposits	$ -	$ 2,529
Restricted short-term bank deposits	17,422	12,024
	$ 17,422	$ 14,553

Short-term bank deposits are deposits with maturities of more than three months but less than one year. Restricted short-term bank deposits represent the amounts of cash pledged by two subsidiaries in Thailand to secure credit facilities granted by financial institutions.

These bank deposits bear interest rates ranging from 0.06% to 1.98% and 0.3% to 3.7% per annum as of December 31, 2010 and 2011, respectively.